[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

EMERGING GROWTH FUND

CLASS/Ticker: Class A/WEMAX -  Class C/WEMCX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Emerging Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg.
TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 81 and 84 of the Prospectus and "Additional Purchase and Redemption Information" on page 46 of the SAI.

 SHAREHOLDER FEES (fees paid directly
  from your investment)                     CLASS A      CLASS B       CLASS C
  Maximum sales charge (load) imposed        5.75%         None          None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)       None/1/       5.00%         1.00%
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

 ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a
percentage of the value of your
investment)                                  CLASS A          CLASS C
  Management Fees                             0.85%            0.85%
  Distribution (12b-1) Fees                   0.00%            0.75%
  Other Expenses                              7.42%            6.38%
  TOTAL ANNUAL FUND OPERATING EXPENSES        8.27%            7.98%
  Fee Waivers                                 6.82%            5.78%
  TOTAL ANNUAL FUND OPERATING EXPENSES        1.45%            2.20%
  AFTER FEE WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

                                         1 YEAR    3 YEARS     5 YEARS     10 YEARS
 CLASS A (if you sell your shares at      $714      $2,276      $3,737      $6,993
  the end of the period)
 CLASS C (if you sell your shares at      $323      $1,815      $3,314      $6,687
  the end of the period)
 CLASS A (if you do not sell your         $714      $2,276      $3,737      $6,993
  shares at the end of the period)
 CLASS C (if you do not sell your         $223      $1,815      $3,314      $6,687
  shares at the end of the period)

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other WELLS FARGO ADVANTAGE FUNDS, or directly in a portfolio of securities.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in an emerging phase of their life cycle. We believe these companies have prospects for robust and sustainable growth in earnings and revenue and their stock may benefit from positive revisions to expectations for earnings and revenue growth. Identifying and successfully anticipating those revisions often leads to stock outperformance. To find growth and anticipate positive revisions, we surround companies with exhaustive fundamental research, emphasizing companies whose management teams have histories of successfully executing their strategies and whose business models have sustainable profit potential. We combine this fundamental analysis with our assessment of the timeliness for the stocks of these companies to form an investment decision. We may invest in any sector, and at times, we may emphasize one or more particular sectors. We may sell a company's stock when we see deterioration in fundamentals that causes us to become suspicious of a company's prospective growth profile. Depending on the circumstances, we may also sell or trim a portfolio position when we see timeliness turn negative on a stock held in the portfolio. We consider our sell discipline and risk control as critical and value-added parts of our process. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.
--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

   CALENDAR YEAR TOTAL RETURNS FOR THE CLASS A
(Incepted on March 31, 2008) AS OF 12/31 EACH YEAR
(Returns do not reflect sales charges
  and would be lower if they did)
  2008                                  2009
-47.32%                                32.46%

             BEST AND WORST QUARTER
  Best Quarter:       Q2    2009       19.59%
  Worst Quarter:      Q4    2008      -23.62%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09 (Returns reflect
  applicable sales charges)                   1 YEAR        LIFE OF FUND
 CLASS A (Incepted on March 31, 2008)         24.85%            -6.75%
  Returns Before Taxes
 CLASS A (Incepted on March 31, 2008)         24.85%            -6.84%
  Returns After Taxes on
  Distributions
 CLASS A (Incepted on March 31, 2008)         16.15%            -5.72%
  Returns After Taxes on
  Distributions and Sale of Fund Shares
 CLASS C (Incepted on March 31, 2008)         30.38%            -5.52%
  Returns Before Taxes
 RUSSELL 2000 (Reg. TM) GROWTH INDEX          34.47%            -4.72%
  (reflects no deduction for expenses or
  taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Wells Capital    JOSEPH M. EBERHARDY, CFA, CPA, Portfolio Manager / 2008
 Management      THOMAS C. OGNAR, CFA, Portfolio Manager / 2007
 Incorporated    BRUCE C. OLSON, CFA, Portfolio Manager / 2007

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES

                                                                               TO PLACE ORDERS OR REDEEM
BUYING FUND SHARES              SELLING FUND SHARES                            SHARES
------------------------------- ---------------------------------------------- -----------------------------------
MINIMUM INITIAL INVESTMENT      See HOW TO SELL SHARES beginning on page 94    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Class A and Class C: $1,000    of the Prospectus                              P.O. Box 8266
 Class B shares are generally                                                  Boston, MA 02266-8266
 closed to new investment.                                                     INTERNET: www.wellsfargo.com/
                                                                               advantagefunds
 MINIMUM ADDITIONAL                                                            PHONE OR WIRE: 1-800-222-8222
 INVESTMENT                                                                    IN PERSON: Investor Center
 All Classes: $100                                                             100 Heritage Reserve
 See HOW TO BUY SHARES                                                         Menomonee Falls,WI 53051.
 beginning on page 92 of the
 Prospectus                                                                    CONTACT YOUR FINANCIAL
                                                                               PROFESSIONAL.

 *Class A shares of the Index Fund are closed to new investors.
In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0203326/P3326
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

EMERGING GROWTH FUND

CLASS/Ticker: Administrator/WFGDX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Emerging Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

     SHAREHOLDER FEES (fees paid directly from your
                      investments)
Maximum sales charge (load) imposed         None
on purchases
 (AS A PERCENTAGE OF THE OFFERING
PRICE)
Maximum deferred sales charge (load)        None
 (AS A PERCENTAGE OF THE OFFERING
PRICE)

               ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees                           0.85%
Distribution (12b-1) Fees                 0.00%
Other Expenses                            6.08%
TOTAL ANNUAL FUND OPERATING EXPENSES      6.93%
Fee Waivers                               5.73%
TOTAL ANNUAL FUND OPERATING EXPENSES      1.20%
AFTER FEE WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

1 Year        $  122
3 Years       $1,533
5 Years       $2,890
10 Years      $6,060

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other WELLS FARGO ADVANTAGE FUNDS, or directly in a portfolio of securities.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in an emerging phase of their life cycle. We believe these companies have prospects for robust and sustainable growth in earnings and revenue and their stock may benefit from positive revisions to expectations for earnings and revenue growth. Identifying and successfully anticipating those revisions often leads to stock outperformance. To find growth and anticipate positive revisions, we surround companies with exhaustive fundamental research, emphasizing companies whose management teams have histories of successfully executing their strategies and whose business models have sustainable profit potential. We combine this fundamental analysis with our assessment of the timeliness for the stocks of these companies to form an investment decision. We may invest in any sector, and at times, we may emphasize one or more particular sectors. We may sell a company's stock when we see deterioration in fundamentals that causes us to become suspicious of a company's prospective growth profile. Depending on the circumstances, we may also sell or trim a portfolio position when we see timeliness turn negative on a stock held in the portfolio. We consider our sell discipline and risk control as critical and value-added parts of our process. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

CALENDAR YEAR TOTAL RETURNS AS OF 12/31
  EACH YEAR
ADMINISTRATOR CLASS (Incepted on
  January 31, 2007)
  2008        2009
-47.12%       32.82%



             BEST AND WORST QUARTER
Best Quarter:         Q2    2009       19.52%
Worst Quarter:        Q4    2008      -23.56%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                                       1 YEAR        LIFE OF FUND
ADMINISTRATOR CLASS (Incepted on January 31, 2007)
 Returns Before Taxes                                32.82%          -4.54%
 Returns After Taxes on Distributions                32.82%          -4.64%
 Returns After Taxes on                              21.33%          -3.88%
 Distributions and Sale of Fund Shares
RUSSELL 2000 (Reg. TM) GROWTH INDEX                  34.47%          -4.72%
 (reflects no deduction for expenses or
 taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Wells Capital    JOSEPH M. EBERHARDY, CFA, CPA, Portfolio Manager / 2008
Management       THOMAS C. OGNAR, CFA, Portfolio Manager / 2007
 Incorporated    BRUCE C. OLSON, CFA, Portfolio Manager / 2007

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES
Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

 INSTITUTIONS PURCHASING                                                      TO PLACE ORDERS OR REDEEM
 FUND SHARES                     INSTITUTIONS SELLING FUND SHARES             SHARES
------------------------------- --------------------------------------------- --------------
 OPENING AN ACCOUNT             REDEMPTION INFORMATION                        MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which currently   Administrator Class shares must be redeemed   P.O. Box 8266
 have another account with      according to the terms of your customer       Boston, MA 02266-8266
 WELLS FARGO ADVANTAGE FUNDS    account with your financial intermediary.     INTERNET:www.wellsfargo.com/
 may open an account by         See HOW TO SELL SHARES beginning on page 92   advantagefunds
 phone or internet. If the      of the Prospectus                             PHONE OR WIRE: 1-800-222-8222 or
 institution does not have an                                                 1-800-368-7550
 account, contact your                                                        IN PERSON: Investor Center
 investment representative.                                                   100 Heritage Reserve
 FOR MORE INFORMATION                                                         Menomonee Falls,Wisconsin 53051.
 See HOW TO BUY SHARES
 beginning on page 90 of the                                                  CONTACT YOUR INVESTMENT
 Prospectus                                                                   REPRESENTATIVE.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0203712/P3712
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

EMERGING GROWTH FUND

CLASS/Ticker: Institutional/WEMIX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Emerging Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

     SHAREHOLDER FEES (fees paid directly from your
                      investments)
  Maximum sales charge (load) imposed             None
  on purchases
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)
  Maximum deferred sales charge (load)            None
   (AS A PERCENTAGE OF THE OFFERING
  PRICE)

               ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
  Management Fees//                               0.85%
  Distribution (12b-1) Fees                       0.00%
  Other Expenses                                  5.94%
  TOTAL ANNUAL FUND OPERATING EXPENSES            6.79%
  Fee Waivers                                     5.84%
  TOTAL ANNUAL FUND OPERATING EXPENSES            0.95%
  AFTER FEE WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

   1 Year      $   97
   3 Years     $1,485
   5 Years     $2,823
  10 Years     $5,966

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other WELLS FARGO ADVANTAGE FUNDS, or directly in a portfolio of securities.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in an emerging phase of their life cycle. We believe these companies have prospects for robust and sustainable growth in earnings and revenue and their stock may benefit from positive revisions to expectations for earnings and revenue growth. Identifying and successfully anticipating those revisions often leads to stock outperformance. To find growth and anticipate positive revisions, we surround companies with exhaustive fundamental research, emphasizing companies whose management teams have histories of successfully executing their strategies and whose business models have sustainable profit potential. We combine this fundamental analysis with our assessment of the timeliness for the stocks of these companies to form an investment decision. We may invest in any sector, and at times, we may emphasize one or more particular sectors. We may sell a company's stock when we see deterioration in fundamentals that causes us to become suspicious of a company's prospective growth profile. Depending on the circumstances, we may also sell or trim a portfolio position when we see timeliness turn negative on a stock held in the portfolio. We consider our sell discipline and risk control as critical and value-added parts of our process. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

 CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
  INSTITUTIONAL CLASS (Incepted on March 31, 2008)
  2008                  2009
-47.04%                33.08%

             BEST AND WORST QUARTER
  Best Quarter:       Q2    2009       19.66%
  Worst Quarter:      Q1    2008      -23.52%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                                1 YEAR        LIFE OF FUND
 INSTITUTIONAL CLASS (Incepted on March 31, 2008)
  Returns Before Taxes                        33.08%           -4.43%
  Returns After Taxes on Distribution  s      33.08%           -4.52%
  Returns After Taxes on                      21.50%           -3.78%
  Distributions and Sale of Fund Shares
 RUSSELL 2000 (Reg. TM) GROWTH INDEX          34.47%           -4.72%
  (reflects no deduction for expenses or
  taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Wells Capital    JOSEPH M. EBERHARDY, CFA, CPA, Portfolio Manager / 2008
 Management      THOMAS C. OGNAR, CFA, Portfolio Manager / 2007
 Incorporated    BRUCE C. OLSON, CFA, Portfolio Manager / 2007

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES
Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

INSTITUTIONS PURCHASING                                                       TO PLACE ORDERS OR REDEEM
FUND SHARES                     INSTITUTIONS SELLING FUND SHARES              SHARES
------------------------------- --------------------------------------------- ----------------------------------
OPENING AN ACCOUNT              REDEMPTION INFORMATION                        MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which currently   Institutional Class shares must be redeemed   P.O. Box 8266
 have another account with      according to the terms of your customer       Boston, MA 02266-8266
 WELLS FARGO ADVANTAGE FUNDS    account with your financial intermediary.     INTERNET:www.wellsfargo.com/
 may open an account by         See HOW TO SELL SHARES beginning on page 61   advantagefunds
 phone or internet. If the      of the Prospectus                             PHONE OR WIRE: 1-800-222-8222 or
 institution does not have an                                                 1-800-368-7550
 account, contact your                                                        IN PERSON: Investor Center
 investment representative.                                                   100 Heritage Reserve
 FOR MORE INFORMATION                                                         Menomonee Falls,Wisconsin 53051.
 See HOW TO BUY SHARES
 beginning on page 59 of the                                                  CONTACT YOUR INVESTMENT
 Prospectus                                                                   REPRESENTATIVE.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0203157/P3157
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | February 1, 2010
-------------------------------------------------------------------------------

EMERGING GROWTH FUND

CLASS/Ticker: Investor/WFGTX

     Link to Prospectus             Link to Statement of Additional Information
     ------------------             -------------------------------------------
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW EACH FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT EACH FUND AND ITS RISKS. YOU CAN FIND EACH FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT EACH FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED FEBRUARY 1, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND EACH FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN EACH FUND'S MOST RECENT ANNUAL REPORT DATED SEPTEMBER 30, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Emerging Growth Fund seeks long-term capital appreciation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

     SHAREHOLDER FEES (fees paid directly from your
                      investments)
Maximum sales charge (load) imposed               None
on purchases
 (AS A PERCENTAGE OF THE OFFERING
PRICE)
Maximum deferred sales charge (load)              None
 (AS A PERCENTAGE OF THE OFFERING
PRICE)

               ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees                                 0.85%
Distribution (12b-1) Fees                       0.00%
Other Expenses                                  6.43%
TOTAL ANNUAL FUND OPERATING EXPENSES            7.28%
Fee Waivers                                     5.79%
TOTAL ANNUAL FUND OPERATING EXPENSES            1.49%
AFTER FEE WAIVER/1/

1 The adviser has contractually committed through January 31, 2011, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same.

1 Year       $  152
3 Years      $1,625
5 Years      $3,031
10 Years     $6,276

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a gateway fund that invests substantially all of its assets in the Emerging Growth Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other WELLS FARGO ADVANTAGE FUNDS, or directly in a portfolio of securities.
We invest principally in equity securities of small-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define small-capitalization companies as those with market capitalizations of $3 billion or less. Small-capitalization companies may include both domestic and foreign small-capitalization companies. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
We seek small-capitalization companies that are in an emerging phase of their life cycle. We believe these companies have prospects for robust and sustainable growth in earnings and revenue and their stock may benefit from positive revisions to expectations for earnings and revenue growth. Identifying and successfully anticipating those revisions often leads to stock outperformance. To find growth and anticipate positive revisions, we surround companies with exhaustive fundamental research, emphasizing companies whose management teams have histories of successfully executing their strategies and whose business models have sustainable profit potential. We combine this fundamental analysis with our assessment of the timeliness for the stocks of these companies to form an investment decision. We may invest in any sector, and at times, we may emphasize one or more particular sectors. We may sell a company's stock when we see deterioration in fundamentals that causes us to become suspicious of a company's prospective growth profile. Depending on the circumstances, we may also sell or trim a portfolio position when we see timeliness turn negative on a stock held in the portfolio. We consider our sell discipline and risk control as critical and value-added parts of our process. We may actively trade portfolio securities.

PRINCIPAL INVESTMENT RISKS
ACTIVE TRADING RISK. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.
DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.
FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.
GROWTH STYLE INVESTMENT RISK. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.
ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.
LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired or without adversely affecting the price.
MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.
REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.
SMALLER COMPANY SECURITIES RISK. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

CALENDAR YEAR TOTAL RETURNS AS OF 12/31
  EACH YEAR
INVESTOR CLASS (Incepted on January 31,
  2007)
  2008       2009
-47.24%      32.36%


             BEST AND WORST QUARTER
Best Quarter:       Q2    2009       19.45%
Worst Quarter:      Q1    2008      -23.58%

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                               1 YEAR        LIFE OF FUND
INVESTOR CLASS (Incepted on January
 31, 2007)
 Returns Before Taxes                        32.36%            -4.81%
 Returns After Taxes on Distributions        32.36%            -4.90%
 Returns After Taxes on                      21.03%            -4.10%
 Distributions and Sale of Fund Shares
RUSSELL 2000 GROWTH (Reg. TM) INDEX          34.47%            -4.72%
 (reflects no deduction for expenses or
 taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

SUB-ADVISER      PORTFOLIO MANAGER, TITLE/MANAGED SINCE
Wells Capital    JOSEPH M. EBERHARDY, CFA, CPA, Portfolio Manager / 2008
Management       THOMAS C. OGNAR, CFA, Portfolio Manager / 2007
Incorporated     BRUCE C. OLSON, CFA, Portfolio Manager / 2007

References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND
SHARES
TRANSACTION POLICIES

                                                                                TO PLACE ORDERS OR REDEEM
 BUYING FUND SHARES              SELLING FUND SHARES                            SHARES
------------------------------- ---------------------------------------------- -----------------------------------
 MINIMUM INITIAL INVESTMENT     See HOW TO SELL SHARES beginning on page 42    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Investor Class: $2,500         of the Prospectus                              P.O. Box 8266
 MINIMUM ADDITIONAL                                                            Boston, MA 02266-8266
 INVESTMENT                                                                    INTERNET: www.wellsfargo.com/
    $100                                                                       advantagefunds
 See HOW TO BUY SHARES                                                         PHONE OR WIRE: 1-800-222-8222
 beginning on page 40 of the                                                   IN PERSON: Investor Center
 Prospectus                                                                    100 Heritage Reserve
                                                                               Menomonee Falls,WI 53051.
                                                                               CONTACT YOUR FINANCIAL
                                                                               PROFESSIONAL.


In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0203231/P3231
 4